Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments [text block]

Year Ended December 31, 2021
	Young-Davidson	Mulatos	Island Gold	Corporate /other[1]	Total
Operating revenues	$350.5	$221.1	$252.0	—	$823.6
Cost of sales
Mining and processing	159.7	123.1	68.7	—	351.5
Royalties	5.3	1.1	5.3	—	11.7
Amortization	79.4	53.2	38.3	—	170.9
	244.4	177.4	112.3	—	534.1
Expenses
Exploration	0.7	7.3	4.7	2.0	14.7
Corporate and administrative	—	—	—	24.5	24.5
Share-based compensation	—	—	—	11.1	11.1
Impairment charge				224.3	224.3
Earnings (loss) from operations	$105.4	$36.4	$135.0	($261.9)	$14.9
Finance expense					(4.5)
Foreign exchange loss					(0.9)
Other loss					(7.2)
Earnings before income taxes					$2.3

Year Ended December 31, 2020
	Young-Davidson	Mulatos	Island Gold	Corporate/other[1]	Total
Operating revenues	$239.4	$261.7	$247.0	—	$748.1
Cost of sales
Mining and processing	133.9	120.9	57.8	—	312.6
Royalties	3.7	1.3	5.2	—	10.2
COVID-19 costs	—	2.0	4.5	—	6.5
Amortization	63.7	44.6	44.4	—	152.7
	201.3	168.8	111.9	—	482.0
Expenses
Exploration	—	4.2	1.0	2.0	7.2
Corporate and administrative	—	—	—	21.0	21.0
Share-based compensation	—	—	—	10.3	10.3
Earnings (loss) from operations	$38.1	$88.7	$134.1	($33.3)	$227.6
Finance expense					(4.3)
Foreign exchange loss					(1.4)
Other loss					(3.7)
Earnings before income taxes					$218.2
1. Corporate and other consists of corporate balances and exploration, development projects and mines in reclamation.
(b) Segment assets and liabilities
The following table presents the segment assets and liabilities:

	Total Assets		Total liabilities
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Young-Davidson	$1,684.5	$1,652.8	$319.3	$275.8
Island Gold	1,094.1	995.0	350.5	301.1
Mulatos	539.2	420.9	155.0	120.1
Corporate/other [1]	303.7	567.8	61.1	88.0
Total assets and liabilities	$3,621.5	$3,636.5	$885.9	$785.0
1. Corporate and other consists of corporate balances, exploration and development projects and mines in reclamation.